Financial Assets - Summary of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 928,751	¥ 806,717
Debt securities [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		928,751	806,717
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		209,123	109,597
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		157	130
Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		62	20
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Held-to-maturity securities	[2]	719,409	696,970
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		215,928	179,943
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		401,799	266,986
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		198,322	212,709
Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 112,702	¥ 147,079

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Unlisted debt securities include those traded on the Chinese interbank market.